Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories

21. Inventories

All figures in £ millions	2017	2016
Raw materials	4	5
Work in progress	2	6
Finished goods	142	224

	148	235

The cost of inventories recognised as an expense and included in the income statement in cost of goods sold amounted to £324m (2016: £340m). In 2017, £38m (2016: £48m) of inventory provisions was charged in the income statement. None of the inventory is pledged as security.